UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08594

Special Equities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Special Equities Portfolio                                                                                                           as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Aerospace & Defense — 4.8%
AAR Corp. (1)	23,740	$720,272
Alliant Techsystems, Inc. (1)	8,820	964,026
Ceradyne, Inc. (1)	16,000	1,211,840
		$2,896,138
Auto Components — 0.5%
Noble International, Ltd.	13,730	$292,312
		$292,312
Biotechnology — 1.7%
Martek Biosciences Corp. (1)	34,475	$1,000,809
		$1,000,809
Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	7,600	$969,076
		$969,076
Chemicals — 5.2%
International Flavors & Fragrances, Inc.	15,820	$836,245
Scotts Miracle-Gro Co., Class A	10,430	445,882
Terra Industries, Inc. (1)	58,965	1,843,246
		$3,125,373
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (1)	5,840	$259,997
FTI Consulting, Inc. (1)	22,110	1,112,354
		$1,372,351
Communications Equipment — 1.4%
Harris Stratex Networks, Inc., Class A (1)	49,466	$864,171
		$864,171
Computer Peripherals — 1.3%
Brocade Communications Systems, Inc. (1)	72,040	$616,662
Stratasys, Inc. (1)	6,190	170,596
		$787,258
Construction & Engineering — 2.9%
Foster Wheeler, Ltd. (1)	13,150	$1,726,332
		$1,726,332
Distributors — 0.5%
LKQ Corp. (1)	8,170	$284,398
		$284,398
Diversified Consumer Services — 0.7%
DeVry, Inc.	11,530	$426,725
		$426,725

Electric Utilities — 0.8%
ITC Holdings Corp.	9,515	$471,468
		$471,468
Electronic Equipment & Instruments — 4.6%
Daktronics, Inc.	27,750	$755,355
FLIR Systems, Inc. (1)	19,220	1,064,596
Zygo Corp. (1)	73,330	955,490
		$2,775,441
Energy Equipment & Services — 8.0%
Allis-Chalmers Energy, Inc. (1)	40,920	$775,025
Dresser-Rand Group, Inc. (1)	29,759	1,271,007
Hornbeck Offshore Services, Inc. (1)	10,690	392,323
ION Geophysical Corp. (1)	65,060	899,780
NATCO Group, Inc., Class A (1)	19,190	993,082
Willbros Group, Inc. (1)	14,767	502,078
		$4,833,295
Health Care Equipment & Supplies — 9.3%
Cooper Cos., Inc.	17,180	$900,576
DJO, Inc. (1)	13,980	686,418
IDEXX Laboratories, Inc. (1)	4,095	448,771
Respironics, Inc. (1)	17,060	819,392
Sirona Dental Systems, Inc. (1)	23,170	826,474
West Pharmaceutical Services, Inc.	21,020	875,693
Wright Medical Group, Inc. (1)	37,256	999,206
		$5,556,530
Health Care Providers & Services — 1.7%
MWI Veterinary Supply, Inc. (1)	16,020	$604,755
VCA Antech, Inc. (1)	9,350	390,362
		$995,117
Hotels, Restaurants & Leisure — 0.7%
Cheesecake Factory, Inc. (1)	17,010	$399,225
		$399,225
Household Durables — 3.1%
Jarden Corp. (1)	31,840	$985,130
Universal Electronics, Inc. (1)	26,960	876,200
		$1,861,330
Household Products — 1.4%
Church & Dwight Co., Inc.	18,564	$873,251
		$873,251
Insurance — 3.0%
Philadelphia Consolidated Holding Corp. (1)	22,580	$933,457
Protective Life Corp.	20,195	857,076
		$1,790,533

Internet Software & Services — 1.9%
VeriSign, Inc. (1)	33,450	$1,128,603
		$1,128,603
IT Services — 2.6%
Euronet Worldwide, Inc. (1)	31,790	$946,388
MoneyGram International, Inc.	26,350	595,246
		$1,541,634
Life Sciences Tools & Services — 0.6%
Bruker BioSciences Corp. (1)	39,370	$346,456
		$346,456
Machinery — 4.6%
Kadant, Inc. (1)	29,280	$819,840
Oshkosh Truck Corp.	15,470	958,676
Titan International, Inc.	31,490	1,005,161
		$2,783,677
Media — 2.9%
Central European Media Enterprises, Ltd., Class A (1)	10,340	$948,281
Courier Corp.	23,000	809,830
		$1,758,111
Metals & Mining — 4.5%
Aber Diamond Corp.	24,950	$978,717
Cleveland-Cliffs, Inc.	3,445	303,057
IAMGOLD Corp.	57,010	494,277
Meridian Gold, Inc. (1)	18,190	602,089
RTI International Metals, Inc. (1)	4,054	321,320
		$2,699,460
Oil, Gas & Consumable Fuels — 7.5%
Denbury Resources, Inc. (1)	26,850	$1,199,926
Forest Oil Corp. (1)	22,190	955,058
Petrohawk Energy Corp. (1)	58,730	964,347
Quicksilver Resources, Inc. (1)	8,870	417,333
Range Resources Corp.	23,230	944,532
		$4,481,196
Personal Products — 3.2%
Herbalife, Ltd.	22,030	$1,001,484
Playtex Products, Inc. (1)	50,815	928,898
		$1,930,382
Pharmaceuticals — 1.5%
Adams Respiratory Therapeutics, Inc. (1)	23,005	$886,613
		$886,613

Road & Rail — 1.3%
Kansas City Southern (1)	19,090	$614,125
Landstar System, Inc.	4,100	172,077
		$786,202
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc. (1)	44,145	$666,589
AMIS Holdings, Inc. (1)	61,050	592,795
Intersil Corp., Class A	9,160	306,219
Verigy, Ltd. (1)	35,050	866,085
		$2,431,688
Software — 2.9%
Parametric Technology Corp. (1)	52,240	$910,021
Sybase, Inc. (1)	37,200	860,436
		$1,770,457
Trading Companies & Distributors — 1.0%
GATX Corp.	14,750	$630,563
		$630,563
Wireless Telecommunication Services — 1.5%
NII Holdings, Inc., Class B (1)	10,750	$883,113
		$883,113
Total Common Stocks (identified cost $44,346,499)		$57,359,288

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (2)	$3,218	$3,218,035
Total Short-Term Investments (identified cost $3,218,035)		$3,218,035
Total Investments — 100.9% (identified cost $47,564,534)		$60,577,323
Other Assets, Less Liabilities — (0.9)%		$(539,672)
Net Assets — 100.0%		$60,037,651

(1)          Non-income producing security.

(2)          Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $98,444.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$47,566,445
Gross unrealized appreciation	$13,721,844
Gross unrealized depreciation	(710,966)
Net unrealized appreciation	$13,010,878

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	November 20, 2007